RELATED PARTIES - Impact Investments Narrative (Details) $ in Millions				1 Months Ended	12 Months Ended
	Dec. 07, 2024 USD ($) shares	Aug. 01, 2024 USD ($)	Jun. 07, 2024 USD ($) shares	Aug. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense					$ 18.0	$ 18.0	$ 8.0
Impact Investments LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Legal and regulatory costs			$ 0.1	$ 2.0	0.4
Discretionary additional fee		$ 3.0
Issue of equity	$ 2.0
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	1,659,640
Impact Investments LLC | Termination letter entered into with Impact Investment LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity			$ 2.0
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares			2,066,954
Impact Investments LLC | ADR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	66,385
Impact Investments LLC | ADR | Termination letter entered into with Impact Investment LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares			82,678
Impact Investments LLC | Warrant A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant liability		$ 12.0
Vesting period		3 years
Equity-settled share-based payment expense					5.0
Impact Investments LLC | Warrant B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant liability		$ 2.0
Anniversary period after signing 2024 agreement		3 years
Impact Investments LLC | Warrant B | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		6 months
Impact Investments LLC | Warrant B | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Impact Investments LLC | Warrant C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant liability		$ 2.0
Anniversary period after signing 2024 agreement		4 years
Impact Investments LLC | Warrant C | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		6 months
Impact Investments LLC | Warrant C | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Impact Investments LLC | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
90-day average trading price, period		90 days
Impact Investments LLC | Warrants | Agreement with Impact Investments LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
90-day average trading price, period	90 days
Impact Investments LLC | Warrants B and C and discretionary cash payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense					$ 0.0
Impact Investments LLC | Contingently issuable shares | Termination letter entered into with Impact Investment LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
90-day average trading price, period			90 days